Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Outstanding Stock Options and Restricted Stock

The following table summarizes the outstanding stock options and restricted stock under the 2015 Equity Plan at December 31, 2015:

Stock Options

	Options Issued	Exercise Price	Expiration Date	Options Vested	Options Forfeited
Date of Issuance
October 29, 2015	372,760	$13.96	October 29, 2025	74,552	19,013

Restricted Stock

	Shares Issued	Fair Value Per Share	Shares Vested	Shares withheld for income tax purposes	Shares Forfeited
Date of Issuance
October 29, 2015	162,248	$13.96	32,460	6,403	3,524

Schedule of Compensation Expense and Unearned Compensation
Compensation Expense (in 000’s)
Stock Options	$227
Restricted Shares	453
Fair Value of Shares withheld for income tax purposes	(89)

Stock-based compensation expense	$591

Unearned Compensation (in 000’s)
Stock Options Issued	$907
Restricted Shares Issued	1,812

Total unearned compensation	$2,719